Document and Entity Information	Jun. 26, 2024
Document and Entity Information [Abstract]
Document Type	8-K
Document Period End Date	Jun. 26, 2024
Securities Act File Number	000-10843
Entity Registrant Name	CSP Inc.
Entity Incorporation, State or Country Code	MA
Entity Tax Identification Number	04-2441294
Entity Address, Address Line One	175 Cabot Street
Entity Address, Address Line Two	Suite 210
Entity Address, City or Town	Lowell
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	01854
City Area Code	978
Local Phone Number	954-5038
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	CSPI
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0000356037
Amendment Flag	false
Current Fiscal Year End Date	--09-30